Shareholder Report, Holdings (Details) - Multi-Manager Alternative Strategies Fund - Institutional Class	Aug. 31, 2024
Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
Corporate Bonds Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Residential MortgageBacked Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Residential MortgageBacked Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Commercial MortgageBacked Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
AssetBacked Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Long Commodity Related Investment Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.50%
Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.70%
Short Commodity Related Investment Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.80%
Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%